Scharf Multi-Asset Opportunity Fund
Schedule of Investments
December 31, 2020 (Unaudited)

Shares	COMMON STOCKS - 69.71%	Value
	Aerospace and Defense - 2.79%
3,955	Lockheed Martin Corp.	$1,403,946
	Beverages - 2.01%
9,055	Heineken N.V. (b)	1,009,073
	Biotechnology - 1.84%
5,914	Alexion Pharmaceuticals, Inc. (a)	924,003
	Chemicals - 1.69%
36,784	Valvoline, Inc.	851,182
	Construction & Engineering - 1.00%
4,624	Jacobs Engineering Group, Inc.	503,831
	Diversified Financial Services - 4.05%
8,777	Berkshire Hathaway, Inc. - Class B (a)	2,035,123
	Diversified Telecommunication - 0.37%
3,126	Verizon Communications, Inc.	183,653
	Food Products - 2.13%
16,253	Danone (b)	1,067,424
	Health Care Providers & Services - 11.27%
23,281	Centene Corp. (a)	1,397,558
24,470	CVS Health Corp.	1,671,301
9,706	McKesson Corp.	1,688,068
7,605	Quest Diagnostics, Inc.	906,288
		5,663,215
	Hotels, Restaurants & Leisure - 1.34%
156,150	Domino's Pizza Group plc (b)	674,772
	Insurance - 5.44%
1,402	Markel Corp. (a)	1,448,687
12,983	Progressive Corp.	1,283,759
		2,732,446
	Interactive Media & Services - 2.30%
5,344	Baidu, Inc. - ADR (a)	1,155,587
	Internet & Direct Marketing Retail - 0.43%
97	Booking Holdings, Inc. (a)	216,045
	IT Services - 1.64%
10,032	Cognizant Technology Solutions Corp. - Class A	822,122
	Machinery - 0.61%
4,553	Otis Worldwide Corp.	307,555
	Media - 6.51%
35,090	Comcast Corp. - Class A	1,838,716
9,048	Liberty Broadband Corp. (a)	1,432,932
		3,271,648
	Personal Products - 2.37%
19,723	Unilever plc - ADR	1,190,480
	Pharmaceuticals - 7.63%
8,648	Johnson & Johnson	1,361,022
13,391	Novartis AG - ADR	1,264,512
3,468	Roche Holdings AG (b)	1,210,451
		3,835,985
	Road & Rail - 2.75%
6,770	Kansas City Southern	1,381,960
	Software - 8.67%
12,819	Microsoft Corp.	2,851,202
23,237	Oracle Corp.	1,503,202
		4,354,404
	Specialty Retail - 2.87%
9,159	Advance Auto Parts, Inc.	1,442,634
	TOTAL COMMON STOCKS (Cost $25,460,310)	35,027,088

	PREFERRED STOCKS - 5.65%
	Closed-End Fund - 2.09%
38,400	Gabelli Equity Trust, Inc. - Series K, 5.00%	1,047,648
	Technology Hardware, Storage & Peripherals - 3.56%
26,435	Samsung Electronics Co., Ltd., 1.44% (b)	1,791,048
	TOTAL PREFERRED STOCKS (Cost $1,406,208)	2,838,696

	EXCHANGE-TRADED FUNDS - 4.98%
46,929	iShares Silver Trust (a)	1,153,045
7,558	SPDR Gold Shares (a)	1,348,045
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,829,815)	2,501,090

Principal
Amount	CORPORATE BONDS - 7.08%
	Beverages - 0.32%
	Keurig Dr Pepper, Inc.
$150,000	4.057%, 5/25/2023	163,086
	Biotechnology - 0.31%
	AbbVie, Inc. (d)
150,000	2.30%, 11/21/2022	155,517
	Capital Markets - 1.55%
	Charles Schwab Corp.
700,000	5.375%, 6/1/2025	781,375
	Chemicals - 0.11%
	DuPont de Nemours, Inc.
50,000	4.205%, 11/15/2023	55,177
	Computer and Electronic Product Manufacturing - 0.20%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	98,545
	Entertainment - 0.35%
	Walt Disney Co.
150,000	8.875%, 4/26/2023	178,063
	Health Care Providers & Services - 0.31%
	McKesson Corp.
150,000	2.70%, 12/15/2022	155,873
	Internet & Direct Marketing Retail - 0.31%
	eBay, Inc.
150,000	2.60%, 7/15/2022	154,438
	Petroleum and Coal Products Manufacturing - 1.18%
	Murphy Oil USA, Inc.
557,000	5.625%, 5/1/2027	591,011
	Road & Rail - 0.16%
	Burlington Northern Santa Fe LLC
75,000	3.05%, 9/1/2022	77,951
	Securities and Commodity Contracts Intermediation and Brokerage - 1.96%
	Goldman Sachs Group, Inc.
1,001,000	4.00%, (3 Month LIBOR + 0.7675%), 6/1/2043 (c)	985,985
	Specialty Retail - 0.32%
	Advance Auto Parts, Inc.
150,000	4.50%, 12/1/2023	162,899
	TOTAL CORPORATE BONDS (Cost $3,219,128)	3,559,920

	MUNICIPAL BONDS - 5.47%
	California Health Facilities Financing Authority, Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	10,368
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
40,000	7.11%, 2/1/2021, Series 2011B	40,164
145,000	7.875%, 2/1/2026, Series 2011B	145,642
	California State Educational Facilities Authority, Revenue Bonds, Chapman University
210,000	5.00%, 4/1/2024	212,270
	California State, General Obligation, Highway Safety, Traffic Reduction, Air Quality and Port Security Bonds
90,000	6.509%, 4/1/2039, Series 2009B	93,930
	California State, General Obligation, Various Purpose
745,000	6.65%, 3/1/2022, Series 2010	775,769
	City of New York, General Obligation, Build America Bonds
75,000	5.887%, 12/1/2024	89,776
35,000	5.424%, 3/1/2025	41,457
	Commonwealth of Massachusetts, Build America Bonds
110,000	4.20%, 12/1/2021	113,929
	Dana Point California Community Facilities Taxable - Series B
100,000	0.847%, 9/1/2021	100,091
120,000	1.017%, 9/1/2022	120,262
	San Francisco Bay Area Toll Authority, Revenue Bonds
100,000	2.075%, 4/1/2021	100,421
100,000	2.128%, 4/1/2022	102,123
100,000	2.234%, 4/1/2023	103,845
80,000	6.793%, 4/1/2030, Series S1-Sub	98,972
	Santa Clara Valley Transportation Authority
75,000	4.899%, 4/1/2022	79,128
	State of California, Build America Bonds
35,000	5.70%, 11/1/2021	36,582
15,000	4.988%, 4/1/2039	16,031
	State of Connecticut, Build America Bonds
240,000	5.20%, 12/1/2022	260,851
25,000	5.30%, 12/1/2023	28,517
	State of Georgia, School Construction Bonds
15,000	4.35%, 2/1/2029	16,209
	State of Maryland, Build America Bonds
20,000	4.20%, 3/1/2021	20,127
	State of Oregon, General Obligation, Board of Higher Education - Taxable
10,000	5.742%, 8/1/2024, Series A	11,135
	University of California, Build America Bonds
100,000	6.296%, 5/15/2050	130,931
	TOTAL MUNICIPAL BONDS (Cost $2,712,023)	2,748,530

	OTHER SECURITIES - 2.02%
	Independent Power and Renewable Electricity Producers - 2.02%
26,310	Tennessee Valley Authority, Series A, Power Bond	672,221
	2.216%, (reset annually @ CMT 30 year index average + 84 bps if lower than current rate), 5/1/2029 (c)
13,475	Tennessee Valley Authority Series D, PAARS, Power Bond	344,286
	2.134%, (reset annually @ CMT 30 year index average + 94 bps if lower than current rate), 6/1/2028 (c)
	TOTAL OTHER SECURITIES (Cost $1,028,437)	1,016,507

Shares	MONEY MARKET FUND - 5.38%
2,702,974	First American Treasury Obligations Fund, Class Z, 0.03% (e)	2,702,974
	TOTAL MONEY MARKET FUND (Cost $2,702,974)	2,702,974

	Total Investments in Securities (Cost $38,358,895) - 100.29%	50,394,805
	Liabilities in Excess of Other Assets - (0.29)%	(147,675)
	TOTAL NET ASSETS - 100.00%	$50,247,130

ADR	American Depository Receipt
CMT	Constant Maturity
LIBOR	London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Variable rate security. Rate shown reflects the rate in effect as of December 31, 2020.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold
only to dealers in the program or other "qualified institutional buyers."   As of December
31, 2020, the value of these invesetments was $155,517 or 0.31% of total net assets.

(e)	Rate shown is the 7-day annualized yield as of December 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Multi-Asset Opportunity Fund
Summary of Fair Value Disclosure at December 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020:

Scharf Multi-Asset Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$4,610,887	$-	$-	$4,610,887
Consumer Discretionary	2,333,452	-	-	2,333,452
Consumer Staples	3,266,977	-	-	3,266,977
Financials	4,767,569	-	-	4,767,569
Health Care	10,423,203	-	-	10,423,203
Industrials	3,597,292	-	-	3,597,292
Information Technology	5,176,526	-	-	5,176,526
Materials	851,182	-	-	851,182
Total Common Stocks	35,027,088	-	-	35,027,088
Preferred Stocks
Closed-End Fund	1,047,648	-	-	1,047,648
Information Technology	1,791,048	-	-	1,791,048
Total Preferred Stocks	2,838,696	-	-	2,838,696
Exchange-Traded Funds	2,501,090	-	-	2,501,090
Fixed Income
Corporate Bonds	-	3,559,920	-	3,559,920
Municipal Bonds	-	2,748,530	-	2,748,530
Total Fixed Income	-	6,308,450	-	6,308,450
Other Securities	1,016,507	-	-	1,016,507
Money Market Fund	2,702,974	-	-	2,702,974
Total Investments in Securities	$44,086,355	$6,308,450	$-	$50,394,805

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.